Filed Pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Vident Core U.S. Bond Strategy ETF (VBND)
(the “Fund”)

December 5, 2022

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated December 31, 2021, as previously supplemented

Effective December 31, 2022, the Fund’s name will change to the “Vident U.S. Bond Strategy ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.